COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 28, 2012
Lease Obligations [Abstract]
Obligations under non-cancelable operating lease agreements [Table Text Block]
(In millions)	Operating Leases
2013	$224.9
2014	151.7
2015	116.0
2016	86.6
2017	58.9
Thereafter	162.9
Total minimum lease payments	$801.0